Goodwill, Trade Name and Other Intangible Assets - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) unit	Dec. 31, 2020 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Number of reporting units | unit			1
Goodwill impairment loss	$ 307,400	$ 419,400	$ 726,798	$ 0
ATI trade name
Indefinite-lived Intangible Assets [Line Items]
Impairment of indefinite lived intangible assets	$ 200,600	$ 33,700	$ 234,300